Schedule of Investments (unaudited)	iShares® Core Dividend Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
BWX Technologies Inc.	109,370	$6,199,092
Curtiss-Wright Corp.	14,989	2,150,022
General Dynamics Corp.	345,264	78,260,991
HEICO Corp.	5,320	839,017
HEICO Corp., Class A	8,673	1,107,369
Huntington Ingalls Industries Inc.	60,781	13,179,752
L3Harris Technologies Inc.	247,371	59,361,619
Lockheed Martin Corp.	421,562	174,446,571
Northrop Grumman Corp.	147,820	70,790,998
Raytheon Technologies Corp.	2,278,419	212,371,435
		618,706,866
Air Freight & Logistics — 1.6%
CH Robinson Worldwide Inc.	189,514	20,979,200
Expeditors International of Washington Inc.	151,359	16,081,894
Forward Air Corp.	18,952	1,988,633
United Parcel Service Inc., Class B	1,701,327	331,571,619
		370,621,346
Auto Components — 0.1%
Gentex Corp.	252,070	7,113,415
LCI Industries	54,546	7,368,619
		14,482,034
Automobiles — 0.0%
Thor Industries Inc.	85,435	7,204,734

Banks — 9.6%
Associated Banc-Corp.	411,082	8,262,748
Atlantic Union Bankshares Corp.	177,317	6,133,395
BancFirst Corp.	22,096	2,372,889
Bank of America Corp.	11,457,106	387,364,754
Bank of Hawaii Corp.	101,445	8,126,759
Bank OZK	261,195	10,473,920
BOK Financial Corp.	54,473	4,795,258
Cadence Bank	99,460	2,595,906
Cathay General Bancorp.	171,763	7,162,517
Citigroup Inc.	5,422,541	281,429,878
Comerica Inc.	303,827	23,628,626
Commerce Bancshares Inc.	120,222	8,354,227
Community Bank System Inc.	53,253	3,585,524
Cullen/Frost Bankers Inc.	95,535	12,457,764
CVB Financial Corp.	267,710	7,139,826
Fifth Third Bancorp.	1,457,539	49,731,231
First Financial Bankshares Inc.	134,659	5,949,235
First Horizon Corp.	977,112	21,848,224
First Merchants Corp.	118,217	4,909,552
First Republic Bank/CA	89,759	14,604,687
Fulton Financial Corp.	430,447	7,184,160
Glacier Bancorp. Inc.	208,998	10,468,710
Hilltop Holdings Inc.	92,336	2,663,894
Home BancShares Inc./AR	314,920	7,432,112
Independent Bank Corp.	35,594	2,982,777
Independent Bank Group Inc.	54,686	3,867,394
JPMorgan Chase & Co.	5,035,616	580,908,662
KeyCorp	2,591,191	47,418,795
M&T Bank Corp.	333,966	59,262,267
PNC Financial Services Group Inc. (The)	1,021,348	169,482,487
Popular Inc.	149,203	11,588,597
Prosperity Bancshares Inc.	185,910	13,774,072
Regions Financial Corp.	2,032,121	43,040,323

Security	Shares	Value

Banks (continued)
ServisFirst Bancshares Inc.	41,348	$3,533,187
Simmons First National Corp., Class A	177,423	4,213,796
SouthState Corp.	131,660	11,160,818
Synovus Financial Corp.	334,593	13,510,865
Towne Bank/Portsmouth VA	136,813	4,086,604
Truist Financial Corp.	3,598,376	181,610,037
U.S. Bancorp.	3,300,841	155,799,695
UMB Financial Corp.	51,448	4,656,044
United Community Banks Inc./GA	94,831	3,227,099
Washington Federal Inc.	143,532	4,898,747
Webster Financial Corp.	402,316	18,687,578
Wintrust Financial Corp.	64,919	5,585,631
Zions Bancorp. NA	284,388	15,513,365
		2,257,484,636
Beverages — 4.1%
Brown-Forman Corp., Class A, NVS	44,760	3,240,624
Brown-Forman Corp., Class B	138,198	10,257,055
Coca-Cola Co. (The)	7,491,910	480,755,865
Constellation Brands Inc., Class A	147,368	36,298,212
PepsiCo Inc.	2,471,876	432,479,425
		963,031,181
Biotechnology — 1.3%
Amgen Inc.	1,226,120	303,427,916

Building Products — 0.6%
A O Smith Corp.	165,718	10,484,978
AAON Inc.	20,423	1,228,851
Advanced Drainage Systems Inc.	18,527	2,197,302
Allegion PLC	91,609	9,683,071
Carlisle Companies Inc.	29,088	8,612,957
Fortune Brands Home & Security Inc., NVS	151,349	10,545,998
Lennox International Inc.	40,514	9,704,319
Masco Corp.	327,773	18,152,069
Owens Corning	102,289	9,486,282
Simpson Manufacturing Co. Inc.	27,832	2,874,489
Trane Technologies PLC	313,878	46,136,927
UFP Industries Inc.	54,167	4,994,739
		134,101,982
Capital Markets — 5.9%
Ameriprise Financial Inc.	140,982	38,053,861
Bank of New York Mellon Corp. (The)	1,531,324	66,551,341
BlackRock Inc.(a)	289,343	193,622,549
CME Group Inc.	496,396	99,021,074
Cohen & Steers Inc.	55,338	4,077,857
Evercore Inc., Class A	72,737	7,271,518
FactSet Research Systems Inc.	25,247	10,848,131
Franklin Resources Inc.	876,017	24,046,667
Goldman Sachs Group Inc. (The)	594,336	198,145,679
Hamilton Lane Inc., Class A	51,037	3,856,866
Houlihan Lokey Inc.	74,435	6,294,224
Intercontinental Exchange Inc.	581,548	59,312,080
Jefferies Financial Group Inc.	514,233	16,748,569
MarketAxess Holdings Inc.	26,888	7,280,733
Moody’s Corp.	110,564	34,302,481
Morgan Stanley	3,285,339	276,954,078
MSCI Inc.	53,976	25,980,808
Nasdaq Inc.	114,359	20,687,543
Northern Trust Corp.	368,232	36,742,189
Raymond James Financial Inc.	183,626	18,081,652

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
S&P Global Inc.	245,090	$92,381,774
SEI Investments Co.	103,490	5,729,206
State Street Corp.	834,623	59,291,618
Stifel Financial Corp.	135,937	8,130,392
T Rowe Price Group Inc.	616,215	76,084,066
		1,389,496,956
Chemicals — 2.2%
Air Products and Chemicals Inc.	392,389	97,402,721
Albemarle Corp.	50,041	12,225,517
Ashland Global Holdings Inc.	44,908	4,511,907
Avient Corp.	118,021	5,092,606
Balchem Corp.	11,403	1,548,071
Cabot Corp.	75,879	5,634,775
Celanese Corp.	127,590	14,993,101
Eastman Chemical Co.	246,724	23,668,233
Ecolab Inc.	212,024	35,020,004
HB Fuller Co.	40,538	2,602,540
Innospec Inc.	22,483	2,293,266
International Flavors & Fragrances Inc.	418,044	51,858,358
Linde PLC	502,811	151,848,922
NewMarket Corp.	12,639	3,928,201
PPG Industries Inc.	303,423	39,229,560
Quaker Chemical Corp.	10,667	1,730,294
RPM International Inc.	165,130	14,927,752
Scotts Miracle-Gro Co. (The)	79,005	7,027,495
Sensient Technologies Corp.	55,788	4,796,652
Sherwin-Williams Co. (The)	148,514	35,931,477
Stepan Co.	17,951	2,014,282
Valvoline Inc.	183,164	5,901,544
Westlake Corp.	20,575	2,002,770
		526,190,048
Commercial Services & Supplies — 0.6%
ABM Industries Inc.	73,339	3,288,521
Brady Corp., Class A, NVS	61,810	2,957,608
Cintas Corp.	57,657	24,532,477
MSA Safety Inc.	36,123	4,636,026
Republic Services Inc.	199,830	27,708,428
Tetra Tech Inc.	25,735	3,944,403
Waste Management Inc.	438,095	72,092,913
		139,160,376
Communications Equipment — 2.1%
Cisco Systems Inc.	9,827,911	445,892,322
Motorola Solutions Inc.	169,462	40,431,939
		486,324,261
Construction & Engineering — 0.1%
Comfort Systems USA Inc.	15,305	1,617,127
MDU Resources Group Inc.	446,625	12,760,076
		14,377,203
Construction Materials — 0.1%
Martin Marietta Materials Inc.	31,015	10,919,761
Vulcan Materials Co.	89,643	14,820,677
		25,740,438
Consumer Finance — 0.8%
Ally Financial Inc.	675,083	22,324,995
American Express Co.	531,718	81,895,206
Discover Financial Services	432,941	43,727,041
FirstCash Holdings Inc.	49,317	3,612,964
Nelnet Inc., Class A	16,080	1,529,047

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	910,011	$30,467,168
		183,556,421
Containers & Packaging — 0.3%
AptarGroup Inc.	64,887	6,992,223
Avery Dennison Corp.	95,487	18,186,454
Ball Corp.	245,101	17,995,316
Silgan Holdings Inc.	85,080	3,786,060
Sonoco Products Co.	224,449	14,250,267
		61,210,320
Distributors — 0.2%
Genuine Parts Co.	251,413	38,433,505
Pool Corp.	27,118	9,700,109
		48,133,614
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	3,140	1,866,699
Service Corp. International	159,696	11,890,964
		13,757,663
Electric Utilities — 2.5%
Alliant Energy Corp.	485,499	29,581,454
American Electric Power Co. Inc.	1,077,137	106,162,623
Evergy Inc.	526,826	35,961,143
Eversource Energy	665,200	58,683,944
IDACORP Inc.	96,919	10,827,791
MGE Energy Inc.	48,351	3,934,804
NextEra Energy Inc.	2,926,598	247,268,265
Otter Tail Corp.	69,661	4,895,078
PNM Resources Inc.	175,344	8,463,855
Portland General Electric Co.	213,146	10,942,916
Xcel Energy Inc.	990,300	72,470,154
		589,192,027
Electrical Equipment — 1.0%
Eaton Corp. PLC	614,682	91,212,662
Emerson Electric Co.	923,128	83,146,139
Hubbell Inc.	78,710	17,239,064
nVent Electric PLC	221,252	7,812,408
Regal Rexnord Corp.	48,080	6,457,144
Rockwell Automation Inc.	166,619	42,534,499
		248,401,916
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	467,335	36,045,549
Avnet Inc.	146,286	7,002,711
Badger Meter Inc.	21,374	2,055,965
CDW Corp./DE	106,975	19,419,172
Cognex Corp.	65,976	3,363,456
Corning Inc.	1,555,763	57,189,848
Littelfuse Inc.	13,128	3,661,005
TD SYNNEX Corp.	33,688	3,382,949
TE Connectivity Ltd.	385,335	51,530,849
		183,651,504
Entertainment — 0.1%
Activision Blizzard Inc.	325,305	26,008,135

Food & Staples Retailing — 2.0%
Casey’s General Stores Inc.	18,061	3,660,062
Costco Wholesale Corp.	234,980	127,194,674
Kroger Co. (The)	754,559	35,041,720
Sysco Corp.	770,405	65,407,384

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	1,784,288	$235,615,230
		466,919,070
Food Products — 1.8%
Archer-Daniels-Midland Co.	697,850	57,761,044
Flowers Foods Inc.	449,204	12,761,886
Hershey Co. (The)	172,063	39,223,481
Hormel Foods Corp.	442,299	21,823,033
Ingredion Inc.	127,952	11,641,073
J&J Snack Foods Corp.	20,410	2,765,759
JM Smucker Co. (The)	231,577	30,642,269
Kellogg Co.	594,934	43,977,521
Lamb Weston Holdings Inc.	143,261	11,412,171
Lancaster Colony Corp.	36,525	4,835,180
McCormick & Co. Inc./MD, NVS	284,025	24,809,584
Mondelez International Inc., Class A	2,137,928	136,912,909
Tyson Foods Inc., Class A	426,426	37,529,752
		436,095,662
Gas Utilities — 0.4%
Atmos Energy Corp.	221,878	26,933,770
National Fuel Gas Co.	152,823	11,055,216
New Jersey Resources Corp.	206,225	9,525,533
ONE Gas Inc.	105,552	8,965,587
Southwest Gas Holdings Inc.(b)	121,837	10,594,945
UGI Corp.	457,054	19,726,451
		86,801,502
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,996,093	217,254,762
Baxter International Inc.	532,752	31,251,232
Becton Dickinson and Co.	267,457	65,342,420
DENTSPLY SIRONA Inc.	187,877	6,793,632
Medtronic PLC	2,429,474	224,774,935
ResMed Inc.	79,673	19,162,950
STERIS PLC	52,053	11,745,759
Stryker Corp.	283,086	60,792,719
		637,118,409
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	130,129	18,989,725
Chemed Corp.	3,314	1,594,332
Elevance Health Inc.	171,417	81,783,051
Encompass Health Corp.	127,849	6,471,716
Enhabit Inc.	63,924	1,119,309
Ensign Group Inc. (The)	11,864	945,442
Humana Inc.	61,869	29,820,858
McKesson Corp.	61,550	21,024,249
Quest Diagnostics Inc.	159,356	21,763,249
UnitedHealth Group Inc.	762,279	413,414,393
		596,926,324
Hotels, Restaurants & Leisure — 2.3%
Domino’s Pizza Inc.	28,656	11,236,304
McDonald’s Corp.	1,156,518	304,592,146
Starbucks Corp.	1,978,589	167,744,776
Texas Roadhouse Inc.	109,929	9,588,007
Wingstop Inc.	16,906	2,133,199
Yum! Brands Inc.	377,937	46,312,400
		541,606,832
Household Durables — 0.2%
DR Horton Inc.	273,321	21,327,238

Security	Shares	Value

Household Durables (continued)
Whirlpool Corp.	166,766	$28,828,838
		50,156,076
Household Products — 3.5%
Church & Dwight Co. Inc.	199,681	17,565,937
Colgate-Palmolive Co.	1,401,978	110,391,748
Energizer Holdings Inc.	186,266	5,500,435
Kimberly-Clark Corp.	823,100	108,476,349
Procter & Gamble Co. (The)	4,155,700	577,268,287
WD-40 Co.	15,465	2,743,027
		821,945,783
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,314,614	29,210,723

Industrial Conglomerates — 1.7%
3M Co.	1,611,896	230,887,983
Honeywell International Inc.	951,754	183,174,575
		414,062,558
Insurance — 3.5%
Aflac Inc.	1,128,100	64,640,130
Allstate Corp. (The)	502,305	58,754,616
American Equity Investment Life Holding Co.	49,495	1,859,032
American Financial Group Inc./OH	73,804	9,866,119
Aon PLC, Class A	124,795	36,320,337
Arthur J Gallagher & Co.	182,692	32,700,041
Assurant Inc.	57,220	10,058,132
Assured Guaranty Ltd.	78,476	4,582,214
Axis Capital Holdings Ltd.	162,115	8,185,186
Brown & Brown Inc.	117,213	7,630,566
Chubb Ltd.	451,716	85,211,706
Cincinnati Financial Corp.	226,655	22,062,598
CNO Financial Group Inc.	224,102	4,201,912
Erie Indemnity Co., Class A, NVS	44,127	8,973,667
Everest Re Group Ltd.	64,222	16,784,420
Fidelity National Financial Inc.	827,809	33,079,248
First American Financial Corp.	260,252	15,094,616
Globe Life Inc.	58,071	5,849,492
Hanover Insurance Group Inc. (The)	51,960	7,090,981
Hartford Financial Services Group Inc. (The)	497,261	32,058,417
Kinsale Capital Group Inc.	4,024	978,677
Lincoln National Corp.	369,439	18,966,998
Marsh & McLennan Companies Inc.	476,640	78,149,894
MetLife Inc.	1,438,740	91,000,305
Old Republic International Corp.	777,638	18,095,636
Primerica Inc.	47,635	6,130,148
Principal Financial Group Inc.	600,486	40,196,533
Reinsurance Group of America Inc.	109,629	12,692,846
RenaissanceRe Holdings Ltd.	30,520	3,946,541
RLI Corp.	25,771	2,834,295
Selective Insurance Group Inc.	63,908	4,975,877
Travelers Companies Inc. (The)	333,152	52,871,222
W R Berkley Corp.	73,561	4,599,769
Willis Towers Watson PLC	134,427	27,818,323
		828,260,494
IT Services — 3.0%
Accenture PLC, Class A	558,015	170,897,674
Automatic Data Processing Inc.	547,292	131,963,047
Broadridge Financial Solutions Inc.	141,262	22,679,614
Fidelity National Information Services Inc.	758,623	77,500,926
Genpact Ltd.	133,822	6,434,162

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	52,751	$10,960,075
Mastercard Inc., Class A	321,647	113,795,492
SS&C Technologies Holdings Inc.	191,728	11,344,546
TTEC Holdings Inc.	18,769	1,373,328
Visa Inc., Class A	802,385	170,193,882
		717,142,746
Leisure Products — 0.1%
Acushnet Holdings Corp.	43,154	2,102,894
Brunswick Corp./DE	106,646	8,544,478
Polaris Inc.	95,278	11,174,204
		21,821,576
Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc.	137,314	18,413,808
Danaher Corp.	165,662	48,285,503
West Pharmaceutical Services Inc.	11,706	4,021,713
		70,721,024
Machinery — 2.6%
AGCO Corp.	31,278	3,406,800
Caterpillar Inc.	719,965	142,733,061
Cummins Inc.	265,623	58,785,026
Donaldson Co. Inc.	141,674	7,708,482
Dover Corp.	147,139	19,669,542
Franklin Electric Co. Inc.	29,903	2,715,790
Graco Inc.	155,214	10,424,172
Hillenbrand Inc.	101,354	4,682,555
IDEX Corp.	64,551	13,475,021
Illinois Tool Works Inc.	464,558	96,516,570
ITT Inc.	83,073	6,232,967
Kadant Inc.	4,848	988,265
Lincoln Electric Holdings Inc.	65,709	9,293,881
Mueller Water Products Inc., Class A	204,748	2,665,819
Nordson Corp.	35,729	8,253,042
Oshkosh Corp.	70,607	6,079,263
Otis Worldwide Corp.	444,110	34,716,079
PACCAR Inc.	363,392	33,257,636
Parker-Hannifin Corp.	167,007	48,280,054
Pentair PLC	191,750	9,374,657
Snap-on Inc.	94,321	21,132,620
Stanley Black & Decker Inc.	296,616	28,869,635
Terex Corp.	71,338	2,390,536
Timken Co. (The)	93,804	6,132,906
Toro Co. (The)	104,363	8,974,174
Trinity Industries Inc.	196,510	5,099,434
Watts Water Technologies Inc., Class A	17,161	2,370,449
Xylem Inc./NY	175,851	16,183,568
		610,412,004
Marine — 0.0%
Matson Inc.	41,457	3,800,363

Media — 1.5%
Cable One Inc.	2,886	3,973,098
Comcast Corp., Class A	7,853,651	294,668,985
Interpublic Group of Companies Inc. (The)	1,029,152	30,740,770
John Wiley & Sons Inc., Class A	78,485	4,098,487
Nexstar Media Group Inc., Class A	58,694	11,056,189
Sirius XM Holdings Inc.(c)	883,339	5,900,705
		350,438,234
Metals & Mining — 0.3%
Nucor Corp.	288,084	39,121,807

Security	Shares	Value

Metals & Mining (continued)
Reliance Steel & Aluminum Co.	77,494	$14,743,233
Royal Gold Inc.	54,883	5,750,092
Steel Dynamics Inc.	216,686	16,875,506
Worthington Industries Inc.	54,443	2,788,026
		79,278,664
Multi-Utilities — 1.7%
Ameren Corp.	455,305	42,398,002
Black Hills Corp.	137,782	10,636,770
CMS Energy Corp.	521,819	35,864,620
DTE Energy Co.	360,704	46,999,731
NiSource Inc.	825,792	25,104,077
Public Service Enterprise Group Inc.	1,121,086	73,621,718
Sempra Energy	632,307	104,836,500
WEC Energy Group Inc.	615,335	63,877,926
		403,339,344
Multiline Retail — 0.7%
Dillard’s Inc., Class A	880	200,068
Dollar General Corp.	149,957	37,253,818
Target Corp.	758,401	123,907,555
		161,361,441
Oil, Gas & Consumable Fuels — 0.7%
ConocoPhillips	1,354,755	131,993,780
Coterra Energy Inc.	938,229	28,700,425
		160,694,205
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	143,830	39,279,973
Medifast Inc.	27,658	4,651,799
		43,931,772
Pharmaceuticals — 9.7%
Bristol-Myers Squibb Co.	4,256,022	314,009,303
Eli Lilly & Co.	683,656	225,394,547
Johnson & Johnson	3,639,846	635,225,924
Merck & Co. Inc.	5,365,365	479,341,709
Perrigo Co. PLC	236,557	9,904,641
Pfizer Inc.	11,566,168	584,207,146
Zoetis Inc.	248,186	45,306,354
		2,293,389,624
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	181,225	17,393,976
Exponent Inc.	38,255	3,844,245
Insperity Inc.	45,578	5,001,730
Manpower Group Inc.	114,035	8,941,484
Robert Half International Inc.	142,102	11,245,952
		46,427,387
Road & Rail — 1.7%
CSX Corp.	1,917,932	62,006,742
JB Hunt Transport Services Inc.	54,782	10,039,897
Landstar System Inc.	18,783	2,941,042
Norfolk Southern Corp.	336,789	84,591,293
Old Dominion Freight Line Inc.	30,233	9,176,018
Ryder System Inc.	105,674	8,276,388
Schneider National Inc., Class B	33,899	858,662
Union Pacific Corp.	1,028,788	233,843,512
Werner Enterprises Inc.	50,387	2,215,012
		413,948,566
Semiconductors & Semiconductor Equipment — 6.9%
Analog Devices Inc.	666,971	114,692,333
Broadcom Inc.	824,711	441,616,246

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	9,929,770	$360,549,949
KLA Corp.	120,433	46,190,873
Lam Research Corp.	112,938	56,526,598
Microchip Technology Inc.	612,578	42,182,121
Power Integrations Inc.	37,883	3,220,434
Qualcomm Inc.	1,519,161	220,369,495
Skyworks Solutions Inc.	236,774	25,779,953
Texas Instruments Inc.	1,769,149	316,483,065
Universal Display Corp.	28,635	3,306,197
		1,630,917,264
Software — 4.1%
Dolby Laboratories Inc., Class A	58,572	4,533,473
Intuit Inc.	127,845	58,319,054
Microsoft Corp.	2,613,807	733,800,177
Oracle Corp.	1,944,099	151,328,666
Roper Technologies Inc.	43,102	18,821,350
		966,802,720
Specialty Retail — 3.5%
Best Buy Co. Inc.	682,765	52,566,077
Dick’s Sporting Goods Inc.	104,784	9,806,735
Group 1 Automotive Inc.	10,838	1,917,459
Home Depot Inc. (The)	1,836,880	552,790,667
Lithia Motors Inc.	11,453	3,038,252
Lowe’s Companies Inc.	771,663	147,796,614
Penske Automotive Group Inc.	34,979	4,004,746
Tractor Supply Co.	145,285	27,819,172
Williams-Sonoma Inc.	124,086	17,920,500
		817,660,222
Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	4,507,986	732,592,805
Hewlett Packard Enterprise Co.	2,851,906	40,611,141
HP Inc.	1,961,797	65,504,402
NetApp Inc.	436,253	31,117,927
		869,826,275
Textiles, Apparel & Luxury Goods — 0.6%
Carter’s Inc.	113,600	9,256,128
Columbia Sportswear Co.	36,168	2,676,794
Nike Inc., Class B	874,801	100,532,131
VF Corp.	896,247	40,044,316
		152,509,369
Thrifts & Mortgage Finance — 0.0%
WSFS Financial Corp.	31,938	1,524,081

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Air Lease Corp.	145,967	$5,416,835
Applied Industrial Technologies Inc.	35,780	3,599,110
Fastenal Co.	916,426	47,067,639
GATX Corp.	48,367	4,848,792
MSC Industrial Direct Co. Inc., Class A	114,787	9,488,294
Watsco Inc.	78,296	21,449,189
WW Grainger Inc.	41,081	22,328,756
		114,198,615
Water Utilities — 0.2%
American States Water Co.	47,097	4,105,446
American Water Works Co. Inc.	214,410	33,327,890
California Water Service Group	69,116	4,152,489
Essential Utilities Inc.	362,792	18,843,417
		60,429,242

Total Long-Term Investments — 99.6%
(Cost: $20,330,442,483)		23,503,939,748

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(a)(d)(e)	2,700,029	2,699,759
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(a)(d)	55,260,000	55,260,000

Total Short-Term Securities — 0.3%
(Cost: $57,960,009)		57,959,759

Total Investments in Securities — 99.9%
(Cost: $20,388,402,492)		23,561,899,507

Other Assets Less Liabilities — 0.1%		34,655,631

Net Assets — 100.0%		$23,596,555,138

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,700,000	(a)	$—	$9	$(250)	$2,699,759	2,700,029	$24,131	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	48,180,000	7,080,000	(a)	—	—	—	55,260,000	55,260,000	128,496		—
BlackRock Inc.	146,773,563	33,417,419		(1,270,436)	91,746	14,610,257	193,622,549	289,343	1,162,977		—
					$91,755	$14,610,007	$251,582,308		$1,315,604		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	436	09/16/22	$90,110	$4,846,044

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,503,939,748	$—	$—	$23,503,939,748
Money Market Funds	57,959,759	—	—	57,959,759
	$23,561,899,507	$—	$—	$23,561,899,507
Derivative financial instruments(a)
Assets
Futures Contracts	$4,846,044	$—	$—	$4,846,044

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares